Investment Strategy - Calvert World Values Fund, Inc.	Sep. 30, 2025
Calvert Emerging Markets Advancement Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by companies located in emerging market countries. Companies located in emerging market countries are defined as those companies tied economically to countries included in the Calvert Emerging Markets Responsible Index (the “Index”) (described below).
Equity securities held by the Fund will primarily include common stock, preferred stock, depositary receipts and equity-equivalent securities, such as participation notes (“P-Notes”). The Fund may invest in securities issued by companies with a broad range of market capitalization, including smaller companies. The Fund may also invest in real estate investment trusts (“REITs”). The Fund may purchase and sell derivative instruments, including, but not limited to, futures and forward foreign currency exchange contracts.
The Fund may engage in derivative transactions to hedge against fluctuations in securities prices or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund may also lend its securities.
The Fund seeks to employ a top-down investment process based on macroeconomic and governance assessments at the country level. In managing the Fund, the investment adviser seeks to gain exposure to countries with the following characteristics: political and economic conditions that suggest an improving governance and investment climate and/or adoption of policies or other actions that the investment adviser believes will result in increased corporate cash flow and/or reduced discount rates. Security selection within each country generally will be based on the constituents of the Index. The Fund generally intends to hold Index constituents, located in countries selected for investment, in scale to match the proportional security weight of such constituent within the Index. The Fund may invest up to 35% of its total assets in securities of companies whose business activities are in the same industry, to the extent that such industry accounts for more than 15% of the Fund’s primary benchmark.
In addition to meeting certain capitalization and trading requirements, constituents of the Index must meet the environmental, social and governance (“ESG”) factors discussed below. The Fund may also invest in securities outside of the Index to broaden its exposure to countries included in the Index and to seek exposure to countries not included in the Index. Such non-Index securities will meet the Index’s ESG criteria. The investment adviser will pursue engagement opportunities across the portfolio with both company management and government officials to seek to advance ESG change from the bottom-up stock level and from the top-down at a country level.
Calvert Emerging Markets Responsible Index. The Index is a proprietary index of  CRM, the Fund’s investment adviser. Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process. The Index is composed of equity securities of up to the 1,000 largest companies by market capitalization that are listed on certain global stock exchanges and issued by publicly traded companies located in or tied economically to countries that CRM has classified as emerging markets. Determinations as to whether an equity security represents a company located in or tied economically to an emerging market is based on an assessment of headquarters location, country of incorporation, primary exchange, and country of greatest revenue. CRM determines emerging market countries based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. For information about which countries CRM has currently classified as emerging markets for purposes of the Index, please see Calvert’s Country Classification, which can be found here: https://www.calvert.com/media/public/43707.pdf.
The Index universe excludes business development companies and equity securities listed less than six months from the last business day of the month preceding reconstitution. Additionally, companies that are included in the Index universe must meet certain capitalization and trading requirements.
Calvert then selects Index components that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investing (the “Principles”). The Principles serve as a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s prospectus).  CRM’s Index Committee may determine to exclude from the Index a company that operates its business in a manner consistent with the Principles, but has been determined by CRM’s Index Committee to have exposure to a product and/or environmental factor believed to present significant health or environmental risks. Companies selected for inclusion in the Index are then weighted by CRM based on market capitalization, and by a combination of country and sector.
The Index is  rebalanced quarterly on the third Friday of the last month of each calendar quarter and reconstituted annually on the third Friday of June.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by companies located in emerging market countries. Companies located in emerging market countries are defined as those companies tied economically to countries included in the Calvert Emerging Markets Responsible Index (the “Index”) (described below).
Calvert Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries (the “80% Policy”).
The investment adviser considers emerging market countries to be those included in the Fund’s benchmark index, the  MSCI Emerging Markets Index; countries determined by the World Bank to have a low to middle income economy; and other countries or markets with similar emerging market characteristics as determined by the investment adviser. A company is considered to be located in an emerging market country if it has a class of securities whose principal securities market is in an emerging market country; is organized under the laws of, or has a principal office in, an emerging market country; derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in one or more emerging market countries; or maintains 50% or more of its assets, core business operations and /or employees in one or more emerging market countries.
Equity securities held by the Fund will primarily include common stock, preferred stock, depositary receipts, options on securities, and equity-equivalent securities, such as participation notes (“P-Notes”). The Fund may invest in companies of any market capitalization. Securities of companies located in emerging market countries may include American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts (“GDRs”). The Fund may also invest in securities denominated in foreign currencies and may acquire foreign currency or enter into foreign currency derivatives (including forward foreign currency exchange contracts and currency futures contracts) to seek to hedge foreign currency exposure. Derivatives, such as futures, options on futures, and swaps, may also be held by the Fund incidental to its main investment strategy.
The investment adviser seeks to identify quality companies that are located in attractive emerging market countries. The investment adviser combines a top-down country analysis with a bottom-up fundamental company research, including consideration of the Fund’s responsible investment criteria described below, to identify companies that may potentially contribute to sustainable development. The country analysis includes an assessment of the opportunities and risks for each emerging market country through quantitative and qualitative analysis of economic, political and social fundamentals, valuations and sentiment. The investment adviser’s country framework helps identify attractive countries and contributes—in combination with bottom-up stock opportunities—to the Fund’s exposure to a country in the portfolio. From a bottom-up perspective, the investment adviser identifies quality companies based on fundamental research, which includes meetings with management and company, industry and sector research. Portfolio construction is based on a number of factors, including the level of conviction in the country and company and aggregate portfolio characteristics.
The Fund may sell a security when the company, country or industry fundamentals deteriorate, the target price is reached, other securities are identified to displace a current holding or it does not meet the Fund’s responsible investment criteria. The Fund may also lend its securities.
Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries (the “80% Policy”).
Calvert International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock) (the “80% Policy”). Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index at the time of investment. As of December 31, 2025, the market capitalization of the MSCI EAFE companies ranged from $4.3 billion to $419.4 billion with a weighted average market capitalization of $105.6 billion. Market capitalizations of companies within the MSCI EAFE Index are subject to change.
The Fund generally holds stocks of companies from the constituent countries of the  MSCI EAFE Index, but may invest in other countries, including emerging markets stocks. The Fund will invest in at least three different countries. The portfolio managers select securities for the Fund primarily on the basis of fundamental research, including consideration of the responsible investing criteria described below. The portfolio managers seek companies which they believe have strong business franchises but whose value is not yet fully reflected in their share prices. Such companies may include companies with a high return on invested capital, companies with a sustainable competitive advantage and/or companies with shareholder-friendly management teams. In selecting securities to implement the Fund’s core investment approach, the portfolio managers seek companies that, in their opinion, are high in quality or improving in quality. The Fund’s focus on valuation and quality companies may help dampen performance volatility in down markets. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities. A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria.
The Fund may enter into foreign currency derivatives (including forward foreign currency exchange contracts and currency futures contracts) to seek to hedge foreign currency exposure.
The Fund invests no more than 20% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “About Responsible Investing” in the Fund’s  Prospectus.
The Fund may invest in American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts (“GDRs”). The Fund may also lend its securities.
Responsible Investing. The portfolio manager(s) seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock) (the “80% Policy”). Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index at the time of investment. As of December 31, 2025, the market capitalization of the MSCI EAFE companies ranged from $4.3 billion to $419.4 billion with a weighted average market capitalization of $105.6 billion. Market capitalizations of companies within the MSCI EAFE Index are subject to change.
Calvert International Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in equity securities of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index at the time of investment.   The market capitalization range of the MSCI EAFE SMID Index companies was $346.0 million to $43.5 billion as of December 31, 2025. Market capitalizations of companies within the MSCI EAFE SMID Index are subject to change. Such non-U.S. investments may include American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts (“GDRs”). The Fund may also invest in publicly-traded real estate investment trusts (“REITs”).
The Fund invests no more than 20% of its net assets in  U.S. companies.
The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries). The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.
In managing the Fund, the portfolio managers seek to exploit inefficiencies in the small- and mid-cap market through fundamental bottom-up research, including consideration of the responsible investing criteria described below. The portfolio managers look for companies that, in their opinion, are high in quality or improving in quality. The portfolio managers take a long-term perspective when selecting companies and the quality focus typically leads to companies benefiting from structural growth or structural change.
Sought after company characteristics may include: a business model with identifiable competitive advantage(s)/barrier(s) to entry, a scalable market opportunity, a solid balance sheet, and a strong management team with a history of good capital allocation. Such companies typically exhibit high or improving returns on capital, strong free-cash-flow generation, and positive or inflecting earnings. The portfolio managers also employ a disciplined valuation framework in pursuit of attractive risk adjusted returns. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities. A security will also be sold (in accordance with the investment adviser’s guidelines and at a time and in a manner that is determined to be in the best interests of shareholders) if the investment adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria.
The Fund may enter into foreign currency derivatives (including forward foreign currency exchange contracts and currency futures contracts) to seek to hedge foreign currency exposure. The Fund may also lend its securities.
Responsible Investing. The portfolio managers  seek to invest in companies that manage environmental, social and governance (“ESG”) risk exposures adequately and that are not exposed to excessive ESG risk through their principal business activities. Companies are analyzed by the investment adviser’s ESG analysts utilizing The Calvert Principles for Responsible Investment (“Principles”), a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s Prospectus). Each company is evaluated relative to an appropriate peer group based on material ESG factors as determined by the investment adviser. Pursuant to the Principles, the investment adviser seeks to identify companies and other issuers that operate in a manner that is consistent with or promotes environmental sustainability and resource efficiency, equitable societies and respect for human rights, and accountable governance and transparency. The Fund generally invests in issuers that are believed by the investment adviser to operate in accordance with the Principles and may also invest in issuers that the investment adviser believes are likely to operate in accordance with the Principles pending the investment adviser’s engagement activity with such issuer.

Strategy Portfolio Concentration [Text]	The Fund invests primarily in equity securities of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index at the time of investment. The market capitalization range of the MSCI EAFE SMID Index companies was $346.0 million to $43.5 billion as of December 31, 2025. Market capitalizations of companies within the MSCI EAFE SMID Index are subject to change. Such non-U.S. investments may include American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts (“GDRs”). The Fund may also invest in publicly-traded real estate investment trusts (“REITs”).